 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

The TETON Westwood Funds

TETON Westwood Mighty Mites Fund

TETON Westwood SmallCap Equity Fund

TETON Westwood Convertible Securities Fund

TETON Westwood Equity Fund

TETON Westwood Balanced Fund

Supplement dated October 29, 2020 to the Class A Summary Prospectus and Prospectus, and

Statement of Additional Information dated January 28, 2020

This supplement amends certain information in the Summary Prospectus (the “Summary Prospectus”), Prospectus (the “Prospectus”), and the Statement of Additional Information (the “SAI”), each dated January 28, 2020, of each Fund. Unless otherwise indicated, all other information included in the Summary Prospectus, the Prospectus and the SAI, or any previous supplements thereto, that is not inconsistent with the information set forth in this supplement, remains unchanged. Capitalized terms not otherwise defined in this supplement shall have the meanings ascribed to such terms in the registration statement.

Effective November 1, 2020, the 12b-1 fee for the Class A shares of each Fund will be reduced to a rate of 0.25% of each Fund’s daily net asset value.

As a result, effective November 1, 2020, corresponding changes are incorporated in all applicable places in the Summary Prospectus, the Prospectus, and the SAI to reflect this change. The “Fees” and Expenses” section of the Summary Prospectus and Prospectus, with respect to Class A shares only, should be replaced with the following:

Mighty Mites Fund

Class A
Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.16%

Acquired Fund Fees and Expenses	0.02%
Total Annual Fund Operating Expenses	1.43%

 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Expense Example

This example is intended to help you compare the cost of investing in the Mighty Mites Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Mighty Mites Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Mighty Mites Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$540	$834	$1,150	$2,045

You would pay the following expenses if you did not redeem your shares of the Mighty Mites Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$540	$834	$1,150	$2,045

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

SmallCap Equity Fund

Class A
Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.39%

Acquired Fund Fees and Expenses	0.41%
Total Annual Fund Operating Expenses	2.05%

Less Fee Waiver and/or Expense Reimbursement(1)	(0.39)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.66%

(1) Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the SmallCap Equity Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.25% for Class AAA shares, 1.50% for Class A shares, 2.00% for Class C shares, and 1.00% for Class I shares. Under this same arrangement, the SmallCap Equity Fund will carry forward, for a period not to exceed two years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the SmallCap Equity Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2021, and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of January 31 of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Expense Example

This example is intended to help you compare the cost of investing in the SmallCap Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the SmallCap Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the SmallCap Equity Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$981	$1,425	$2,654

You would pay the following expenses if you did not redeem your shares of the SmallCap Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$562	$981	$1,425	$2,654

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Convertible Securities Fund

Class A
Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.41%

Total Annual Fund Operating Expenses	1.66%

Less Fee Waiver and/or Expense Reimbursement(1)	(0.51)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.15%

(1) Teton Advisors, Inc. (the “Adviser”) has contractually agreed to waive its investment advisory fees and/or to reimburse expenses of the Convertible Securities Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding brokerage, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) at no more than 1.15% for Class AAA shares, 1.40% for Class A shares, 1.90% for Class C shares, and 0.90% for Class I shares. Under this same arrangement, the Convertible Securities Fund will carry forward, for a period not to exceed three years from the date that an amount is waived, any fees in excess of the expense limitation and repay the Adviser such amount provided the Convertible Securities Fund is able to do so without exceeding the lesser of (1) the expense limit in effect at the time of the waiver or reimbursement, as applicable, or (2) the expense limit in effect at the time of recoupment. The fee waiver and/or expense reimbursement arrangement will continue until at least January 31, 2021, unless sooner terminated by the Fund or by the Adviser with the consent of the Board, provided that in the case of a termination by the Adviser, the Adviser will provide the Board with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Expense Example

This example is intended to help you compare the cost of investing in the Convertible Securities Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Convertible Securities Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Convertible Securities Fund’s operating expenses remain the same (taking into account the expense limitation for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$855	$1,220	$2,246

You would pay the following expenses if you did not redeem your shares of the Convertible Securities Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$513	$855	$1,220	$2,246

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Equity Fund

Class A
Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.39%

Total Annual Fund Operating Expenses	1.64%

Expense Example

This example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$560	$897	$1,256	$2,266

You would pay the following expenses if you did not redeem your shares of the Equity Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$560	$897	$1,256	$2,266

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 FILED PURSUANT TO RULE 497(e)

REGISTRATION NO. 033-06790

Balanced Fund

Class A
Shares
Shareholder Fees
(fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases	4.00%
(as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None
Redemption Fee (as a percentage of amount redeemed for shares held 7 days or less) payable to the Fund	2.00%
Exchange Fee	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment):
Management Fees	0.75%
Distribution and Service (Rule 12b-1) Fees	0.25%
Other Expenses	0.37%

Total Annual Fund Operating Expenses	1.37%

Expense Example

This example is intended to help you compare the cost of investing in the Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Balanced Fund for the time periods indicated and then redeem all of your shares at the end of those periods except as noted. The example also assumes that your investment has a 5% return each year and that the Balanced Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$534	$816	$1,120	$1,980

You would pay the following expenses if you did not redeem your shares of the Balanced Fund:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$534	$816	$1,120	$1,980

Please retain this Supplement with your Prospectus for reference.

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